Taxes on Income (Deferred income taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred income taxes [Line Items]
Balance as at the begining of the year	$ (153)	$ (152)
Additions in respect of business combinations		(2)
Amounts recorded to a capital reserve	8	2
Translation difference	0	(3)
Amounts recorded in the statement of income	33	(30)
Transfer to the group assets held for sale	3
Change in tax rate	13	32
Balance as at the end of the year	(96)	(153)
Depreciable property, plant and equipment [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	(338)	(363)
Additions in respect of business combinations		(2)
Amounts recorded to a capital reserve	0	0
Translation difference	(6)	1
Amounts recorded in the statement of income	74	(33)
Transfer to the group assets held for sale	2
Change in tax rate	13	59
Balance as at the end of the year	(255)	(338)
Inventories [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	35	46
Additions in respect of business combinations		0
Amounts recorded to a capital reserve	0	0
Translation difference	0	0
Amounts recorded in the statement of income	(17)	(11)
Transfer to the group assets held for sale	0
Change in tax rate	0	0
Balance as at the end of the year	18	35
Provisions for employee benefits [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	76	106
Additions in respect of business combinations		0
Amounts recorded to a capital reserve	3	8
Translation difference	5	(6)
Amounts recorded in the statement of income	1	(11)
Transfer to the group assets held for sale	0
Change in tax rate	0	(21)
Balance as at the end of the year	85	76
Other [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	(33)	(48)
Additions in respect of business combinations		0
Amounts recorded to a capital reserve	5	(5)
Translation difference	0	7
Amounts recorded in the statement of income	11	13
Transfer to the group assets held for sale	1
Change in tax rate	0	0
Balance as at the end of the year	(16)	(33)
In respect of carry forward tax losses [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	107	107
Additions in respect of business combinations		0
Amounts recorded to a capital reserve	0	(1)
Translation difference	1	(5)
Amounts recorded in the statement of income	(36)	12
Transfer to the group assets held for sale	0
Change in tax rate	0	(6)
Balance as at the end of the year	$ 72	$ 107